SEI DAILY INCOME TRUST

Short-Duration Government Fund
GNMA Fund
(the "Funds")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated May 31, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class Y Shares of the Funds.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-986 (01/16)

SEI DAILY INCOME TRUST

Ultra Short Duration Bond Fund
(the "Fund")

Supplement dated January 15, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated June 26, 2015, as amended on July 17, 2015

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class Y Shares of the Fund.

Under the section titled "Purchasing, Exchanging and Selling Fund Shares," the text is hereby deleted and replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Fund. Class Y Shares may only be purchased by:

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Fund's Distributor permitting the purchase of Class Y Shares;

•  registered investment advisers, investing for the benefit of their clients, that are approved to purchase Class Y Shares due to having significant scale in non-money market SEI Fund assets for at least a year;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y Shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Fund; and

•  other SEI mutual funds.

In the event that a shareholder no longer meets the eligibility requirements for investment in the Class Y Shares, the Fund may, in its discretion, elect to convert such shareholder's Class Y Shares into a Class of Shares of the same Fund for which such shareholder does meet the eligibility requirements. A shareholder will no longer meet the eligibility requirements if the shareholder's investment adviser or financial firm no longer qualifies for Class Y Shares or if the shareholder terminates its relationship with a qualified firm. If such investor meets the eligibility requirements for more than one other Class of Shares, then such shareholder's Class Y Shares shall be convertible into shares of the Class having the lowest total annual operating expenses (disregarding fee waivers) for which such shareholder meets the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

Other than as set forth herein, there are no other changes to the investor eligibility for Class Y Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-987 (01/16)